SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14 SUBSEQUENT EVENTS

On October 2, 2016, the Company entered into separate exchange agreements with each of the Buyers of the 2015 Notes, pursuant to which an alternate conversion price would be used during the period from October 3, 2016 through November 17, 2016 equal to 85% of the lowest daily weighted average price of our common stock during the five (5) consecutive trading days ending and including the date of conversion. If any of the 2015 Notes remain outstanding on November 18, 2016 (the “Exchange Date”), on the Exchange Date all such remaining 2105 Notes shall be exchanged into shares of our common at an exchange price equal to 85% of the lowest daily weighted average price of our common stock during the five (5) consecutive trading days ending and including the trading day immediately prior to the Exchange Date. The Buyers released all restrictions on the Company’s use of approximately $3.5 million of proceeds of the offering of Notes and, subject to the satisfaction of certain conditions, on November 1, 2016 the Buyers will release all restrictions on the Company’s use of the remaining approximately $3.6 million of proceeds of the offering of our 2015 Notes.
In October 2016, certain holders of the 2015 Notes submitted notices to accelerate previously deferred amortization payments under the 2015 Notes and convert the accelerated payments on the 2015 Notes into shares of the Company’s common stock pursuant to Section 3(a)(9) of the United States Securities Act of 1933, as amended (the “Conversions”). In connection with the Conversions, the Company issued 308,489 shares of common stock upon the conversion of $5,714,805 principal amount of 2015 Notes at a conversion price between $84.00 and $6.00 per share.
On October 24, 2016, the United States District Court for the District of Utah heard oral argument on the motion to dismiss Ms. Steele’s claims filed by the Company on August 15, 2016. The Court has not yet issued a ruling.
On November 2, 2016, the Company filed a Certificate of Designation for Series E Preferred Stock to the Certificate of Incorporation. The Certificate of Designation reduced, pursuant to Section 151(g) of the Delaware General Corporation Law, the number of authorized Series E Preferred Shares from 2,860,200 Series E Preferred Shares to 74,380 Series E Preferred Shares, the number of Series E Preferred Shares issued and outstanding as of November 2, 2016. Pursuant to the provisions of Section 151(g) of the Delaware General Corporation Law, the 2,785,820 authorized Series E Preferred Shares eliminated pursuant to the reduction return to the available undesignated preferred stock of the Company and may be re-designated into another series of preferred stock.
On November 2, 2016, the Company separately amended and restated the October 2, 2016 Exchange Agreements with each of the Buyers, pursuant to which on November 3, 2016 the Company exchanged all of the remaining 2015 Notes outstanding, approximately $8.4 million in aggregate principal amount thereof, for 8,436 shares of a new class of Series F Convertible Preferred Stock, par value $0.001 per share. In addition, on November 3, 2016, the Company mandatorily converted 2,098 of the Preferred Shares into approximately 349,667 shares of our common stock, at a conversion price of $6.00 per share. (or, if necessary to comply with the restrictions on beneficial ownership set forth in the Amended Exchange Agreement, with any shares of our common stock in excess of the beneficial ownership restriction held in abeyance until permitted to be received by such holder of Preferred Shares. The Company reserved approximately 349,667 shares of our common stock for issuance pursuant to the Certificate of Designations. Due to restrictions on beneficial ownership the Company converted 1,152 shares of Series F Preferred Stock into 192,000 shares of common stock pursuant to the mandatory conversion. The remaining 946 shares of Series F Preferred stock are held in abeyance and remain to be mandatorily converted for the issuance of 157,667 shares of common stock. In conjunction with the amendment, each Buyer waived certain existing requirements by the Company to reserve shares of our common stock with respect to the other securities of the Company held by such Buyer including but not limited to waiver of share reserve requirements pursuant to the Company’s 2016 Notes and Series H Warrants. Concurrent with the closing of the exchange, all restrictions on $3.6 million in cash held in restricted accounts of the Company were released which became available for use by the Company to fund its operations. After giving effect to such Exchange, all rights and obligations under the 2015 Notes were cancelled and there is no longer a first priority perfected security interest in the assets of the Company securing the 2015 Notes.
On November 3, 2016, the Company filed a Certificate of Designation to its Seventh Amended and Restated Certificate of Incorporation, as amended, creating Series F Preferred Stock of the Company. Each share of Series F Preferred Stock shall have a stated value of $1,000 and a par value of $0.001 per share and shall be entitled to dividends, on an as converted basis, with the holders of our common stock, but will not accrue additional dividends unless a Triggering Event has occurred and is continuing, in which case dividends will accrue at a default rate of 10% per annum. The holders of Series F Preferred Stock shall have the right to vote with holders of shares of our common stock, voting together as one class on all matters, with each Preferred Share entitling the holder thereof to cast that number of votes per share as is equal to the aggregate number of shares of our common stock on an as converted basis, provided, that no holder (together with such holder’s attribution parties) shall be permitted to have a number of votes in excess of such aggregate number of votes granted to the holders of 9.99% of the shares our common stock then outstanding (including any votes with respect to any shares of our common stock and preferred stock beneficially owned by the holder or such holder’s attribution parties). The Series F Preferred Stock will be initially convertible at the election of the holder into shares of our common stock at a conversion price equal to $0.02, subject to adjustments.
On November 3, 2016, in connection with the issuance of the Series F Preferred Stock, the exercise and conversion prices of certain outstanding securities were automatically adjusted to take into account the conversion price of the Series F Preferred Stock. Accordingly, the exercise price for our Series D, 2015 Subordination, Series H and 2106 Subordination Warrants were adjusted to $6.00 per share of common stock. The exercise price of our Series B Warrants was adjusted to $27.6 million per share of common stock. The conversion price of our 2016 Notes was adjusted to $300.00 per share of common stock.

NOTE 18 SUBSEQUENT EVENTS

In January and February 2016, the Company issued 77 shares of common stock pursuant to the cashless exercise of 5,001,687 Series C Warrants, the conversion of 13,967 shares of Series E Preferred Stock and the exercise of 121,450 unit purchase options with the immediate conversion and exercise of the Series E Preferred Stock and Series C Warrants.
In January 2016, the Company settled the cashless exercise of 138,158 Series C Warrants with cash in the amount of $304,017.
On January 21, 2016 all outstanding Series C Warrants were mandatorily exercised utilizing the cashless provision of the warrants. As of March 1, 2016 there are 50,418 Series C Warrants that have yet to be delivered and upon delivery, the Company will issue 1 share of common stock.
In February 2016, the Company entered into a settlement agreement with Dawson James Securities, Inc. (“Dawson James”) pursuant to a dispute related to an underwriting agreement. Dawson James has agreed to terminate its right of first refusal for a one time payment by the Company of $80,000. In addition, Dawson James has agreed to provide consulting services for a 12 month period in consideration of the Company paying them an aggregate consulting fee of $800,000 consisting of $200,000 paid upon execution of the agreement and $50,000 per month for 12 months.
In February 2016, the Company entered into amendment agreements with holders of the Notes and Series D Warrants. The amendments (i) reduced the number of shares of common stock required to be reserved for issuance upon the conversion of the Notes and exercise of the Series D Warrants from 120,000,000 to 85,000,000. The reduction will expire on April 1, 2016, and (ii) extend the deadline for filing the initial registration statement to register the common stock issuable upon conversion of the Notes and exercise of the Series D Warrants.
In February 2016 the Company completed a public offering of 39.2 million Units. Each 840,000 Units consists of one share of common stock and 1,260,000 Series E Warrants, each 840,000 Series E Warrants will purchase one share of our common stock at $0.25 per Series E Warrant. The Company received approximately $6.3 million of gross proceeds and approximately $5.6 million of net proceeds. The Series E Warrants expire six years from the date of issuance but were not exercisable for one year and were subject to a vote of the shareholders and an increase in the number of authorized common stock that the Company can issue.
On April 4, 2016, we entered into certain warrant exchange agreements each by and between us and a holder of our outstanding Series E Warrants, pursuant to which we and each such holder agreed to exchange outstanding Series E Warrants for shares of common stock. All of the issued and outstanding Series E Warrants were exchanged for 27 shares of common stock.